Purchase Price Allocation (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	May 24, 2012 Acquired Assets	Nov. 15, 2011 Dairyland	Oct. 07, 2011 School Transportation Services Llc	Dec. 31, 2011 Schumacher Bus Lines, S&K Transportation Inc, A&B Bus, Safe Start Transportation
Business Acquisition [Line Items]
Current assets, less current liabilities				$ 115	$ 2,726	$ 75	$ (2)
Property and equipment				16,366	27,333	967	2,543
Intangible assets				1,664	7,600	1,221	470
Deferred Taxes				(4,617)	(3,658)		(156)
Fair value of net assets acquired				13,528	34,001	2,263	2,855
Goodwill	138,312	142,690	125,750		12,999	2,237	949
Total					$ 47,000	$ 4,500	$ 3,804